RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expenses [Line Items]
Share-based compensation	$ 1,209	$ 3,724	$ 312
Total research and development	5,491	5,837	2,832
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	4,683	3,585	2,425
Share-based compensation	234	790	104
Materials	596	608	385
Subcontractors and consultants	320	688	294
Depreciation	121	85	72
Cost for registration of patent	150	153	72
Others	511	282	123
Research and development	6,615	6,191	3,475
Less participation of the OCS and BIRD Foundation	(1,124)	(354)	(643)
Total research and development	$ 5,491	$ 5,837	$ 2,832